ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Operations Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		24 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on classification as held for sale before income taxes			$ 60,900		$ 165,800
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	$ 83,620	$ 266,007	575,855	$ 853,802
Cost of sales	(76,986)	(237,433)	(533,596)	(764,054)
Gross profit	6,634	28,574	42,259	89,748
Selling, marketing, general and administrative expenses	(5,798)	(12,086)	(26,386)	(34,555)
Transaction and other operating costs	0	(856)	(279)	(1,570)
Disposal Group, Including Discontinued Operation, Loss/Gain on asset sale	31	0	31	(221)
Operating income from discontinued operations	867	15,632	15,625	53,402
Disposal Group, Including Discontinued Operation, Other Expense	(11)
Other (expense) income, net		9	228	894
Disposal Group, Including Discontinued Operation, Interest Expense				1,620
Disposal Group, Including Discontinued Operation, Interest Income	9	33	74
Income from discontinued operations before income taxes	865	15,674	15,927	52,676
Total (loss) income from discontinued operations before income taxes	(13,844)	15,674	(59,695)	52,676
Income tax benefit (expense)3	3,681	(8,986)	14,620	(19,988)
Income from discontinued operations attributable to noncontrolling interests	(73)	(304)	(81)	(337)
(Loss) income from discontinued operations, net of income taxes	(10,236)	6,384	(45,156)	32,351
Loss on classification as held for sale before income taxes	$ (14,709)	$ 0	$ (75,622)	$ 0